Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Tax Disclosure Table

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Income before income taxes and discontinued operations:
Japan	¥(12,679)	¥13,321	¥38,810	$467
Overseas	24,714	41,272	53,155	639

	¥12,035	¥54,593	¥91,965	$1,106

Provision for income taxes:
Current—
Japan	¥40,158	¥32,553	¥27,068	$326
Overseas	31	17,553	17,736	213

	40,189	50,106	44,804	539

Deferred—
Japan	(51,155)	(22,285)	(13,534)	(163)
Overseas	8,368	(5,427)	(3,653)	(44)

	(42,787)	(27,712)	(17,187)	(207)

Provision for income taxes	¥(2,598)	¥22,394	¥27,617	$332

Reconciliation of Provision for Income Taxes

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Income before income taxes and discontinued operations	¥12,035	¥54,593	¥91,965	$1,106

Tax provision computed at statutory rate	¥4,922	¥22,329	¥37,614	$452
Increases (reductions) in taxes due to:
Change in valuation allowance	5,678	1,859	(3,944)	(47)
Non-deductible expenses for tax purposes	1,755	1,640	1,123	13
Non-taxable income for tax purposes	(976)	(779)	(2,697)	(32)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(1,479)	(3,699)	(4,335)	(52)
Effect of a revision of the taxation system	(10,970)	0	0	0
Other, net	(1,528)	1,044	(144)	(2)

Provision for income taxes	¥(2,598)	¥22,394	¥27,617	$332

Schedule of Income Tax Expense Benefit Intraperiod Tax Allocation

Total income taxes recognized in fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Provision for income taxes	¥(2,598)	¥22,394	¥27,617	$332
Income taxes on discontinued operations	8,719	5,715	5,297	64
Goodwill, for initial recognition of acquired tax benefits that previously were included in the valuation allowance	(2,141)	0	0	0
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	(27,533)	7,816	3,403	41
Defined benefit pension plans	(8,362)	4,925	(1,427)	(17)
Foreign currency translation adjustments	(2,111)	4,722	(214)	(3)
Net unrealized gains (losses) on derivative instruments	(390)	(1,066)	(338)	(4)

Total income taxes	¥(34,416)	¥44,506	¥34,338	$413

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2010 and 2011 are as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Assets:
Net operating loss carryforwards	¥53,841	¥47,623	$573
Allowance for doubtful receivables on direct financing leases and probable loan losses	77,866	69,917	841
Investment in securities	13,138	726	9
Other operating assets	2,339	2,638	32
Accrued expenses	11,815	11,865	143
Other	34,937	30,981	371

	193,936	163,750	1,969
Less: valuation allowance	(42,846)	(26,794)	(322)

	151,090	136,956	1,647
Liabilities:
Investment in direct financing leases	27,109	16,462	198
Investment in operating leases	69,610	64,992	782
Deferred insurance policy acquisition costs	24,407	29,233	351
Policy liabilities	17,910	21,123	254
Undistributed earnings	25,799	29,111	350
Prepaid benefit cost	13,392	11,992	144
Other	50,285	33,498	403

	228,512	206,411	2,482

Net deferred tax liability	¥77,422	¥69,455	$835

Summary of Operating Loss Carryforwards

The Company and certain subsidiaries have net operating loss carryforwards of ¥138,428 million ($1,665 million) at March 31, 2011, which expire as follows:

Year ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥9,394	$113
2013	13,302	160
2014	6,013	72
2015	21,856	263
2016	22,661	273
Thereafter	65,202	784

Total	¥138,428	$1,665

Schedule of Deferred Tax Assets and Liabilities Table

Net deferred tax assets and liabilities at March 31, 2010 and 2011 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Other assets	¥83,483	¥91,063	$1,095
Income taxes: Deferred	160,905	160,518	1,930

Net deferred tax liability	¥77,422	¥69,455	$835